Stock-Based Compensation - Summary of Restricted Stock Unit Activity (Detail) - Restricted Stock Units - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Restricted stock units outstanding, beginning balance (in shares)	1,416,438	1,403,974	1,509,382
Restricted stock units granted (in shares)	720,601	711,990	803,692
Restricted stock units, additional shares granted due to special distribution (in shares)	37	51,432	48,171
Restricted stock units released, vested (in shares)	(655,584)	(623,554)	(703,393)
Restricted stock units canceled (in shares)	(93,940)	(103,922)	(253,878)
Special distribution shares released (in shares)	(35,354)	(19,966)
Special distribution shares canceled (in shares)	(4,319)	(3,516)
Restricted stock units outstanding, ending balance (in shares)	1,347,879	1,416,438	1,403,974
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Restricted stock units outstanding, weighted-average grant date fair value, beginning balance (in dollars per share)	$ 148.53	$ 114.56	$ 122.05
Restricted stock units granted, weighted-average grant date fair value (in dollars per share)	309.18	236.89	190.90
Restricted stock units, additional stock units granted due to special distribution, weighted-average grant date fair value (in dollars per share)	297.03	297.03	224.45
Restricted stock units released, vested, weighted-average grant date fair value (in dollars per share)	213.72	173.79	201.85
Restricted stock units canceled, weighted-average grant date fair value (in dollars per share)	242.41	198.67	179.71
Special distribution shares released, weighted-average grant date fair value (in dollars per share)	269.94	227.99
Special distribution shares canceled, weighted-average grant date fair value (in dollars per share)	272.84	235.43
Restricted stock units outstanding, weighted-average grant date fair value, ending balance (in dollars per share)	$ 192.59	$ 148.53	$ 114.56
Restricted stock units outstanding, weighted-average remaining contractual life (years)	1 year 2 months 12 days
Restricted stock units outstanding, aggregate intrinsic value	$ 481,745,000